CONDENSED CONSOLIDATED INTERIM SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
CONDENSED CONSOLIDATED INTERIM SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. CONDENSED CONSOLIDATED INTERIM SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Supplemental cash flow information

Non-cash transactions were as follows:

●	Purchases of property, plant, and equipment in Accounts payable of $26.1 million and $36.3 million at September 30, 2025, and December 31, 2024, respectively, are not included under “Capital expenditures” within the Condensed Consolidated Interim Statements of Cash Flows.
●	Purchases of property, plant, and equipment using seller-provided installment financing of $0.0 (zero) million and $1.3 million at September 30, 2025, and December 31, 2024, in Accounts payable are not included under “Payments on seller-provided financing for capital expenditures” within the Condensed Consolidated Interim Statements of Cash Flows.

Production Management Assets

The Company’s Integrated Production Management (“IPM”) projects are focused on developing and managing production on behalf of the Company’s customers under long-term agreements. Under these arrangements, the Company contributes its own services and products and, in certain cases, cash, toward the customer’s field development activities and operations. Although in certain arrangements the Company is paid for a portion of the services or products it provides, generally the Company will not be paid at the time of providing its services or upon delivery of its products. Instead, the Company is compensated based on cash flow generated by cash from the customer’s wells. Revenues from IPM arrangements, which are recognized as the related production is achieved, represented 0.1%, 0.8%, 0.5%, and 0.8% of the Company’s Revenues for the three-month period ended September 30, 2025, three-month period ended September 30, 2024, nine-month period ended September 30, 2025, and nine-month period ended September 30, 2024, respectively.

The Company capitalizes its cash investments in a project as well as the direct costs associated with providing services or products for which the Company will be compensated when the related production is achieved. These capitalized investments are amortized to the Unaudited Condensed Consolidated Interim Statements of Operations as the related production is achieved based on the units of production method, whereby each unit produced is assigned a pro-rata portion of the unamortized costs based on estimated total production, resulting in a matching of revenue with the applicable costs. Amortization expense relating to these capitalized investments was $0.8 million, $1.3 million, $4.9 million, and $3.9 million for the three-month period ended September 30, 2025, three-month period ended September 30, 2024, nine-month period ended September 30, 2025, and nine-month period ended September 30, 2024, respectively.

The unamortized portion of the Company’s investments in IPM projects was $0.0 (zero) million and $6.5 million at September 30, 2025, and December 31, 2024, respectively. These amounts are included within ‘Other assets’ in the Company’s Unaudited Condensed Consolidated Balance Sheets.

At each balance sheet date, the Company assesses whether the unamortized costs associated with these investments exceed the present value of future cash flows from the projects, and recorded impairment charges $0.0 (zero) million, $1.6 million, $1.5 million, and $1.6 million for the three-month period ended September 30, 2025, three-month period ended September 30, 2024, nine-month period ended September 30, 2025, and nine-month period ended September 30, 2024, respectively.

Recently issued accounting standards not yet adopted

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires a tabular reconciliation using both percentages and amounts, broken out into specific categories with certain reconciling items at or above 5% of the statutory tax further broken out by nature and/or jurisdiction. This ASU also has disclosure requirements related to income taxes paid (net of refunds received), broken out between federal, state/local and foreign, and amounts paid to an individual jurisdiction when 5% or more of the total income taxes paid. The ASU is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently reviewing the impact of the adoption on the consolidated financial statements.

On November 4, 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires disaggregated disclosure of income statement expenses for public business entities (“PBEs”). The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. ASU 2024-03 is effective for all PBEs for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently reviewing the impact of the adoption on the consolidated financial statements.

All other new accounting pronouncements that have been issued but not yet effective are currently being evaluated and, at this time, are not expected to have a material impact on our financial position or results of operations.